PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

12. PROPERTY, PLANT AND EQUIPMENT

	Buildings	Plant and machinery	Motor vehicles	Office equipment	Work-in- progress	Total
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Cost
At January 1, 2023	-	-	166	29	-	195
Additions	-	-	58	7	-	65
Disposals	-	-	-	-	-	-
At December 31, 2023	-	-	224	36	-	260
Additions	-	3,223	45	269	666	4,203
Disposals	-	-	(63)	-	-	(63)
At December 31, 2024	-	3,223	206	305	666	4,400

Accumulated depreciation
At January 1, 2023	-	-	39	10	-	49
Depreciation charge	-	-	43	7	-	50
At December 31, 2023	-	-	82	17	-	99
Depreciation charge	-	119	4	52	-	175
Disposals	-		(12)	-	-	(12)
At December 31, 2024	-	119	74	69	-	262

Carrying amount, net
At December 31, 2023	-	-	142	19	-	161
At December 31, 2024	-	3,104	132	236	666	4,138